Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 387,777	$ (40,023)	$ 752,633	$ (315,213)	$ (131,735)	$ 3,143,537	$ 3,818,638
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on net investment in foreign operations	(183,584)	126,058	(236,513)	440,423	179,612	137,499	(230,817)
Gain (loss) on foreign currency translation adjustments	105,931	397,047	(1,095,393)	267,217	560,954	(660,075)	(431,038)
Gain (loss) on cash flow hedge	(44)	(1,918)	359	(1,383)	6,873	(48,526)	38,153
Deferred income tax on gain on cash flow hedge	(22)	(988)	(90)	(712)	(1,744)	16,499	(12,972)
Valuation adjustments to equity in subsidiaries	200,972	(6,475)	(8,010)	(4,412)	(13,143)	(6,360)	12,380
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	6,538	6,465	10,990	11,114	11,181	13,405	41,623
Income tax on gain associated with pension and other postretirement benefit obligations	(1,659)	(1,039)	(2,789)	(1,716)	(2,837)	(3,364)	(7,313)
Total other comprehensive income (loss)	128,132	519,150	(1,331,446)	710,531	740,896	(550,922)	(589,984)
Comprehensive Income (loss)	515,909	479,127	(578,813)	395,318	609,161	2,592,615	3,228,654
Total comprehensive income (loss) attributable to:
Company shareholders	383,366	484,471	(758,779)	406,375	567,326	2,506,090	3,227,716
Non-controlling interest	132,543	(5,344)	179,966	(11,057)	41,835	86,525	938
Total comprehensive income (loss) attributable	$ 515,909	$ 479,127	$ (578,813)	$ 395,318	$ 609,161	$ 2,592,615	$ 3,228,654